Citi Fund Services
100 Summer Street, Suite 1500
Boston, Massachusetts 02110

April 12, 2011

Via Electronic Transmission

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Investor Funds (the “Trust”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information (“SAI”) for the HSBC Emerging Markets Debt Fund and the HSBC Emerging Markets Local Debt Fund, each a series of the above referenced Trust, does not differ from the form of Prospectus and SAI that was filed on March 30, 2011 pursuant to Rule 497(c) of the Securities Act (Accession No. 0000930413-11-002416).

If you have any questions regarding this certification, please contact me at (617) 824-1381.

Sincerely,

/s/Jennifer English

Jennifer English
Senior Vice President
Citi Fund Services
Secretary to the Trust

Attachments

cc:	Richard Fabietti (HSBC) Stephen Sivillo (HSBC) David Harris, Esq. (Dechert) Frederick Sherley, Esq. (Dechert)